INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2025	2024
	US$	US$
Products available for sale	112,235	179,905
Goods in transit	7,589	7,763
Raw materials	1,506	828
Work-in-progress	31	86
Total	121,361	188,582